Note 7 - Accrued Interest Receivable (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Accrued Interest Receivable [Table Text Block]
(Dollars in thousands)	2019	2018
Securities available for sale	$378	381
Loans receivable	1,873	1,975
	$2,251	2,356